                                                                    Exhibit 99.4

EXHIBIT C

                         MONTHLY NOTEHOLDER'S STATEMENT
                               ADVANTA BANK CORP.
                       ADVANTA BUSINESS CARD MASTER TRUST
                                  ADVANTASERIES
                          PERIOD ENDING APRIL 30, 2006

Capitalized terms used in this statement have their respective meanings set forth in the Master Indenture as supplemented by the AdvantaSeries Indenture Supplement, the Transfer and Servicing Agreement or the Trust Agreement. References to certain sections and subsections are references to the respective sections and subsections of the Master Indenture as supplemented by the AdvantaSeries Indenture Supplement.

The information which is required to be prepared with respect to the Payment Date of May 22, 2006 and with respect to the performance of the Trust during the Monthly Period of April 1, 2006 through April 30, 2006 is set forth below.

The Interest Period for all Tranches generally includes the previous Payment Date (or in the case of the first Interest Payment Date, the Closing Date) through and including the day preceding the current Payment Date. Interest on floating rate Tranches is calculated on the basis of 360-day year and the actual number of days in the related Interest Period. Interest on fixed rate Tranches is calculated on the basis of a 360-day year and twelve 30-day months.

The Record Date with respect to the current Payment Date is May 19, 2006.

The Determination Date with respect to the current calendar month is May 10, 2006.

The documents mentioned above may be found in the following Securities and Exchange Commission ("SEC") filings.

Master Indenture, dated as    Included in Exhibit 4.1 to the Form 8-K filed with
of August 1, 2000.            the SEC on August 30, 2000 by Advanta Business
                              Receivables Corp.

AdvantaSeries Indenture       Included in Exhibit 4.1 to the Form 8-K filed with
Supplement, dated as of       the SEC on November 12, 2004 by Advanta Business
November 1, 2004.             Receivables Corp.

Transfer and Servicing        Included in Exhibit 4.3 to the Form 8-K filed with
Agreement, dated as of        the SEC on August 30, 2000 by Advanta Business
August 1, 2000.               Receivables Corp.

Trust Agreement, dated as     Included in Exhibit 4.4 to the Form 8-K filed with
of August 1, 2000.            the SEC on August 30, 2000 by Advanta Business
                              Receivables Corp.

I. Information regarding the current monthly principal distribution to the Noteholders


                                      Total amount of
                    CUSIP Number   principal to be paid   Per $1,000
                    ------------   --------------------   ----------
NOTHING TO REPORT

II. Information regarding the current monthly interest distribution to the Noteholders

                           Total amount of
          CUSIP Number   interest to be paid   Per $1,000
          ------------   -------------------   ----------
2005-A1    00761H BJ 9      $1,109,444.44        4.43778
2005-A2    00761H BK 6      $1,010,500.00        4.49111
2005-A3    00761H BM 2      $  979,166.67        3.91667
2005-A4    00761H BN 0      $  593,750.00        3.95833
2005-A5    00761H BP 5      $  885,777.78        4.42889
2006-A1    00761H BQ 3      $  858,333.33        4.29167
2006-A2    00761H BR 1      $1,098,333.33        4.39333
2005-B1    00761H BH 3      $  471,333.33        4.71333
2006-B1                     $  466,888.89        4.66889
2004-C1    00761H BG 5      $  530,888.89        5.30889
2005-C1    00761H BL 4      $  482,888.89        4.82889
2004-D1                     $   88,200.00        8.82000
2005-D1                     $  123,066.67        6.15333
2005-D2                     $  153,833.33        6.15333
2006-D1                     $   97,633.33        6.50889

III. Information regarding the performance of the Advanta Business Card Master Trust

1.  The aggregate amount of such Collections with respect
    to Principal Receivables for the Monthly Period
    preceding such Payment Date                                                   $  827,838,465.36
                                                                                  -----------------
2.  The aggregate amount of such Collections with respect
    to Finance Charge and Administrative Receivables for
    the Monthly Period preceding such Payment Date                                $   63,913,177.27
                                                                                  -----------------
2a. Interchange for the Monthly Period preceding such
    Payment Date (included in the amount shown above on
    line item III. 2.)                                                            $   15,242,498.05
                                                                                  -----------------
2b. Recoveries for the Monthly Period preceding such
    Payment Date (included in the amount shown above on
    line item III. 2.)                                                            $    1,024,186.77
                                                                                  -----------------
3.  The Defaulted Amount for the Monthly Period preceding
    such Payment Date                                                             $   11,927,641.02
                                                                                  -----------------
4.  The annualized percentage equivalent of a fraction, the
    numerator of which is the Defaulted Amount less
    Recoveries for the preceding Monthly Period, and the
    denominator is the average Receivables for the
    preceding Monthly Period                                                                   3.32%
                                                                                  -----------------
5.  The total amount of Principal Receivables in the Trust
    at the beginning of the preceding Monthly Period                              $3,841,397,214.72
                                                                                  -----------------
6.  The total amount of Principal Receivables in the Trust
    as of the last day of the preceding Monthly Period                            $3,925,093,192.52
                                                                                  -----------------
7.  The total amount of Finance Charge and Administrative
    Receivables in the Trust at the beginning of the
    preceding Monthly Period                                                      $   56,157,909.49
                                                                                  -----------------
8.  The total amount of Finance Charge and Administrative
    Receivables in the Trust as of the last day of the
    preceding Monthly Period                                                      $   56,134,535.02
                                                                                  -----------------
9.  The aggregated Adjusted Invested Amounts of all Series
    of Notes outstanding as of the last day of the
    preceding Monthly Period                                                      $3,101,718,346.00
                                                                                  -----------------

10. The Transferor Interest as of the end of the Monthly
    Period preceding such Payment Date                                            $  823,374,846.52
                                                                                  -----------------
11. The transferor percentage as of the end of the Monthly
    Period preceding such Payment Date                                                        20.98%
                                                                                  -----------------
12. The Required Transferor Percentage                                                         6.00%
                                                                                  -----------------
13. The Required Transferor Interest                                              $  235,505,591.55
                                                                                  -----------------
14. The monthly principal payment rate for the Monthly
    Period preceding such Payment Date                                                       21.550%
                                                                                  -----------------
15. The balance in the Excess Funding Account as of the
    end of the Monthly Period preceding such Payment Date                         $              --
                                                                                  -----------------
16. The aggregate outstanding balance of the Accounts
    which were delinquent as of the end of the Monthly
    Period preceding such Payment Date:

                                                                Percentage of         Aggregate
                                                              Total Receivables    Account Balance
                                                              -----------------   -----------------
       (a) Delinquent between 30 days and 59 days                   0.836%        $   33,295,118.80
       (b) Delinquent between 60 days and 89 days                   0.707%        $   28,136,261.32
       (c) Delinquent between 90 days and 119 days                  0.588%        $   23,417,588.09
       (d) Delinquent between 120 days and 149 days                 0.448%        $   17,852,477.77
       (e) Delinquent between 150 days and 179 days                 0.357%        $   14,207,097.74
       (f) Delinquent 180 days or greater                           0.000%        $              --
                                                                    -----         -----------------
       (g) Aggregate                                                2.936%        $  116,908,543.72
                                                                    =====         =================

IV.  Information regarding the AdvantaSeries

1. AdvantaSeries balances and amounts as of the end of the Monthly Period preceding such Payment Date

                      Initial Principal      Outstanding      Adjusted Outstanding                       Adjusted Invested
                           Balance        Principal Balance     Principal Balance     Invested Amount          Amount
                      -----------------   -----------------   --------------------   -----------------   -----------------
2005-A1               $  250,000,000.00   $  250,000,000.00     $  250,000,000.00    $  250,000,000.00   $  250,000,000.00
2005-A2               $  225,000,000.00   $  225,000,000.00     $  225,000,000.00    $  225,000,000.00   $  225,000,000.00
2005-A3               $  250,000,000.00   $  250,000,000.00     $  250,000,000.00    $  250,000,000.00   $  250,000,000.00
2005-A4               $  150,000,000.00   $  150,000,000.00     $  150,000,000.00    $  150,000,000.00   $  150,000,000.00
2005-A5               $  200,000,000.00   $  200,000,000.00     $  200,000,000.00    $  200,000,000.00   $  200,000,000.00
2006-A1               $  200,000,000.00   $  200,000,000.00     $  200,000,000.00    $  200,000,000.00   $  200,000,000.00
2006-A2               $  250,000,000.00   $  250,000,000.00     $  250,000,000.00    $  250,000,000.00   $  250,000,000.00
                      -----------------   -----------------     -----------------    -----------------   -----------------
Total Class A         $1,525,000,000.00   $1,525,000,000.00     $1,525,000,000.00    $1,525,000,000.00   $1,525,000,000.00
2005-B1               $  100,000,000.00   $  100,000,000.00     $  100,000,000.00    $  100,000,000.00   $  100,000,000.00
2006-B1               $  100,000,000.00   $  100,000,000.00     $  100,000,000.00    $  100,000,000.00   $  100,000,000.00
                      -----------------   -----------------     -----------------    -----------------   -----------------
Total Class B         $  200,000,000.00   $  200,000,000.00     $  200,000,000.00    $  200,000,000.00   $  200,000,000.00
2004-C1               $  100,000,000.00   $  100,000,000.00     $  100,000,000.00    $  100,000,000.00   $  100,000,000.00
2005-C1               $  100,000,000.00   $  100,000,000.00     $  100,000,000.00    $  100,000,000.00   $  100,000,000.00
                      -----------------   -----------------     -----------------    -----------------   -----------------
Total Class C         $  200,000,000.00   $  200,000,000.00     $  200,000,000.00    $  200,000,000.00   $  200,000,000.00
2004-D1               $   10,000,000.00   $   10,000,000.00     $   10,000,000.00    $   10,000,000.00   $   10,000,000.00
2005-D1               $   20,000,000.00   $   20,000,000.00     $   20,000,000.00    $   20,000,000.00   $   20,000,000.00
2005-D2               $   25,000,000.00   $   25,000,000.00     $   25,000,000.00    $   25,000,000.00   $   25,000,000.00
2006-D1               $   15,000,000.00   $   15,000,000.00     $   15,000,000.00    $   15,000,000.00   $   15,000,000.00
                      -----------------   -----------------     -----------------    -----------------   -----------------
Total Class D         $   70,000,000.00   $   70,000,000.00     $   70,000,000.00    $   70,000,000.00   $   70,000,000.00
                      -----------------   -----------------     -----------------    -----------------   -----------------
Total AdvantaSeries   $1,995,000,000.00   $1,995,000,000.00     $1,995,000,000.00    $1,995,000,000.00   $1,995,000,000.00
                      =================   =================     =================    =================   =================

2.  Weighted Average Floating Allocation Amount for the
    related Monthly Period                                                        $1,995,000,000.00
                                                                                  -----------------
3.  The Floating Investor Percentage with respect to the
    period:

    April 1, 2006 through April 19, 2006                                                 51.9342283%
                                                                                  -----------------
    April 20, 2006 through April 30, 2006                                                50.5324905%
                                                                                  -----------------
4.  The Fixed Investor Percentage with respect to the
    period:

    April 1, 2006 through April 19, 2006                                                 51.9342283%
                                                                                  -----------------
    April 20, 2006 through April 30, 2006                                                50.5324905%
                                                                                  -----------------
5.  The amount of Investor Principal Collections applicable
    to the AdvantaSeries                                                          $  425,463,523.95
                                                                                  -----------------
6a. The amount of Available Finance Charge Collections on
    deposit in the Collection Account for the related
    Monthly Period                                                                $   24,578,419.06
                                                                                  -----------------
6b. Pursuant to Section 8.04(a) of the Master Indenture,
    the amount of Available Finance Charge Collections not
    on deposit in the Collection Account for the related
    Monthly Period                                                                $    8,419,281.77
                                                                                  -----------------
7.  The AdvantaSeries Defaulted Amount for the related
    Monthly Period                                                                $    6,042,497.19
                                                                                  -----------------
8.  The AdvantaSeries Monthly Servicing Fee for the related
    Monthly Period                                                                $    3,325,000.00
                                                                                  -----------------
9.  AdvantaSeries performance for the related Monthly
    Period
       a. The cash yield for the related Monthly Period                                       19.84%
                                                                                  -----------------
       b. The default rate for the related Monthly Period                                      3.63%
                                                                                  -----------------

       c. The Net Portfolio Yield for the related Monthly
          Period                                                                              16.21%
                                                                                  -----------------
       d. The Base Rate for the related Monthly Period                                         7.14%
                                                                                  -----------------
       e. The Excess Spread Percentage for the related
          Monthly Period                                                                       9.07%
                                                                                  -----------------
       f. The Quarterly Excess Spread Percentage                                               9.41%
                                                                                  -----------------
             i)   Excess Spread Percentage                    Apr-06
                  related to                                                                   9.07%
                                                                                  -----------------
             ii)  Excess Spread Percentage                    Mar-06
                  related to                                                                   9.84%
                                                                                  -----------------
             iii) Excess Spread Percentage                    Feb-06
                  related to                                                                   9.32%
                                                                                  -----------------
       g. The average Excess Spread Amount for the three
          preceding Monthly Periods                                               $   13,431,680.42
                                                                                  -----------------
             i)   Excess Spread Amount related to             Apr-06              $   14,680,164.76
                                                                                  -----------------
             ii)  Excess Spread Amount related to             Mar-06              $   13,256,855.12
                                                                                  -----------------
             iii) Excess Spread Amount related to             Feb-06              $   12,358,021.39
                                                                                  -----------------
10.  Floating interest rate determinations:

     LIBOR for all Tranches with an Interest Period from
     April 20, 2006 through and including May 21, 2006                                      4.92250%
                                                                                  -----------------

11.  Required interest payments

                                                                              Amounts withdrawn from the
                       Required interest amounts       Interest shortfalls      Collection Account for
                      with respect to the current   and additional interest      payment of required        Unpaid required
                            Interest Period            from prior periods          interest amounts        interest amounts
                      ---------------------------   -----------------------   --------------------------   ----------------
2005-A1                      $1,109,444.44                    $--                   $1,109,444.44                 $--
2005-A2                      $1,010,500.00                    $--                   $1,010,500.00                 $--
2005-A3                      $  979,166.67                    $--                   $  979,166.67                 $--
2005-A4                      $  593,750.00                    $--                   $  593,750.00                 $--
2005-A5                      $  885,777.78                    $--                   $  885,777.78                 $--
2006-A1                      $  858,333.33                    $--                   $  858,333.33                 $--
2006-A2                      $1,098,333.33                    $--                   $1,098,333.33                 $--
                             -------------                    ---                   -------------                 ---
Total Class A                $6,535,305.55                    $--                   $6,535,305.55                 $--
2005-B1                      $  471,333.33                    $--                   $  471,333.33                 $--
2006-B1                      $  466,888.89                    $--                   $  466,888.89                 $--
                             -------------                    ---                   -------------                 ---
Total Class B                $  938,222.22                    $--                   $  938,222.22                 $--
2004-C1                      $  530,888.89                    $--                   $  530,888.89                 $--
2005-C1                      $  482,888.89                    $--                   $  482,888.89                 $--
                             -------------                    ---                   -------------                 ---
Total Class C                $1,013,777.78                    $--                   $1,013,777.78                 $--
2004-D1                      $   88,200.00                    $--                   $   88,200.00                 $--
2005-D1                      $  123,066.67                    $--                   $  123,066.67                 $--
2005-D2                      $  153,833.33                    $--                   $  153,833.33                 $--
2006-D1                      $   97,633.33                    $--                   $   97,633.33                 $--
                             -------------                    ---                   -------------                 ---
Total Class D                $  462,733.33                    $--                   $  462,733.33                 $--
                             -------------                    ---                   -------------                 ---
Total AdvantaSeries          $8,950,038.88                    $--                   $8,950,038.88                 $--
                             =============                    ===                   =============                 ===

12.  Principal Funding Account

                                     Required
                                    Principal        Actual      Principal
                     Beginning       Deposit        Deposit       Funding         Amount      Withdrawals      Ending
                     Principal      Amount to        to the     Sub-Account   Withdrawn for   of Coverage    Principal
                      Funding     the Principal    Principal       Amount       Payment of      Funding       Funding
                    Sub-Account      Funding        Funding       prior to     Principal to      Excess     Sub-Account
                       Amount      Sub-Account    Sub-Account   Withdrawals    Noteholders       Amount        Amount
                    -----------   -------------   -----------   -----------   -------------   -----------   -----------
NOTHING TO REPORT

13.  Coverage Funding Required Amounts

        a. Coverage Funding Amount as of the end of the
           related Monthly Period                                                 $              --
                                                                                  -----------------
        b. The Coverage Funding Amount for the Class A
           Notes as of the end of the related Monthly
           Period                                                                 $              --
                                                                                  -----------------
        c. The Coverage Funding Amount for the Class B
           Notes as of the end of the related Monthly
           Period                                                                 $              --
                                                                                  -----------------
        d. The Coverage Funding Amount for the Class C
           Notes as of the end of the related Monthly
           Period                                                                 $              --
                                                                                  -----------------

14.  Cash Collateral Account

        a. Beginning Cash Collateral Account balance
           (ending balance as of the previous Payment Date)                       $   44,887,500.00
                                                                                  -----------------
        b. Deposit into the Cash Collateral Account on the
           Closing Date of Tranches issued prior to the
           Payment Date                                                           $              --
                                                                                  -----------------
        c. Interest earnings since the preceding Payment
           Date                                                                   $      172,335.24
                                                                                  -----------------
        d. Amounts deposited to cover a Cash Collateral
           Account Deficit                                                        $              --
                                                                                  -----------------
        e. PFA Earnings Shortfall withdrawn and treated as
           Available Finance Charge Collections                                   $              --
                                                                                  -----------------
        f. Amounts withdrawn to cover interest payments,
           Monthly Servicing Fee and AdvantaSeries
           Defaulted Amount                                                       $              --
                                                                                  -----------------
        g. Amounts withdrawn at the date of issuance of a
           Foreclosure Certificate or at the Final Maturity
           Date of a Tranche                                                      $              --
                                                                                  -----------------
        h. Excess amount over the Required Cash Collateral
           Account Amount paid to the holder of the Trust
           Beneficial Interest                                                    $      172,335.24
                                                                                  -----------------
        i. Ending Cash Collateral Account balance on the
           related Payment Date                                                   $   44,887,500.00
                                                                                  =================

        j. The Required Cash Collateral Account Amount on
           the related Payment Date                                               $   44,887,500.00
                                                                                  -----------------
        k. The Available Cash Collateral Account Amount on
           the related Payment Date                                               $   44,887,500.00
                                                                                  -----------------
        l. Has a Portfolio Decline Event occurred with
           respect to the Monthly Period preceding such
           Payment Date                                                                          NO
                                                                                  -----------------

15.  Spread Account

        a. Beginning Spread Account balance (ending balance
           as of the previous Payment Date)                                       $              --
                                                                                  -----------------
        b. On the Closing Date for a Tranche, the initial
           deposit into the Spread Account                                        $              --
                                                                                  -----------------
        c. Interest earnings since the preceding Payment
           Date                                                                   $              --
                                                                                  -----------------
        d. Amount deposited from Available Finance Charge
           Collections to cover the excess of the Required
           Spread Account Amount over the Spread Account
           balance                                                                $              --
                                                                                  -----------------
        e. Amounts withdrawn to cover interest payments,
           Monthly Servicing Fee and AdvantaSeries
           Defaulted Amount                                                       $              --
                                                                                  -----------------
        f. Amounts withdrawn at the date of issuance of a
           Foreclosure Certificate or at the Final Maturity
           Date of a Tranche                                                      $              --
                                                                                  -----------------
        g. Withdrawal of excess amount over the Required
           Spread Account Amount and deposited into the
           Cash Collateral Account                                                $              --
                                                                                  -----------------
        h. Withdrawal of excess amount over the Required
           Spread Account Amount and paid to the holder of
           the Trust Beneficial Interest                                          $              --
                                                                                  -----------------
        i. Ending Spread Account balance on the related
           Payment Date                                                           $              --
                                                                                  =================
        j. The Required Spread Account Amount on the
           related Payment Date                                                   $              --
                                                                                  -----------------

16. Required Subordinated Amounts as of the end of the Monthly Period preceding such Payment Date

                                                                                Excess of Subordinated
          Required subordination   Required Subordinated                          Notes over Required
                percentage                 Amount          Subordinated Notes     Subordinated Amount
          ----------------------   ---------------------   ------------------   ----------------------
Class A           21.5805%            $329,102,625.00        $470,000,000.00        $140,897,375.00
Class B            8.9918%             155,108,550.00         270,000,000.00         114,891,450.00
Class C            3.6269%              69,817,825.00          70,000,000.00             182,175.00

17.  Adjusted Invested Amount

                                           Initial
                                          Principal      Increase
                                          Balances       from the                      Reductions    Reduction
                                           and any   withdrawal of                       due to        due to
                                          increases    the Coverage                   reallocation    amounts
                                          from the    Funding Excess   Increase from  of Available   deposited
                     Beginning Adjusted   issuance   Amount from the  reimbursements    Principal     into the    Ending Adjusted
                       Invested Amount     of any       Principal       of Adjusted    Collections   Principal    Invested Amount
                       for the related   additional      Funding         Invested     and Investor    Funding     for the related
                       Monthly Period       Notes      Sub-Account    Amount Deficit   Charge-Offs  Sub-Account    Monthly Period
                     ------------------  ----------  ---------------  --------------  ------------  -----------  -----------------
2005-A1              $  250,000,000.00       $--           $--              $--            $--          $--      $  250,000,000.00
2005-A2              $  225,000,000.00       $--           $--              $--            $--          $--      $  225,000,000.00
2005-A3              $  250,000,000.00       $--           $--              $--            $--          $--      $  250,000,000.00
2005-A4              $  150,000,000.00       $--           $--              $--            $--          $--      $  150,000,000.00
2005-A5              $  200,000,000.00       $--           $--              $--            $--          $--      $  200,000,000.00
2006-A1              $  200,000,000.00       $--           $--              $--            $--          $--      $  200,000,000.00
2006-A2              $  250,000,000.00       $--           $--              $--            $--          $--      $  250,000,000.00
                     -----------------       ---           ---              ---            ---          ---      -----------------
Total Class A        $1,525,000,000.00       $--           $--              $--            $--          $--      $1,525,000,000.00
2005-B1              $  100,000,000.00       $--           $--              $--            $--          $--      $  100,000,000.00
2006-B1              $  100,000,000.00       $--           $--              $--            $--          $--      $  100,000,000.00
                     -----------------       ---           ---              ---            ---          ---      -----------------
Total Class B        $  200,000,000.00       $--           $--              $--            $--          $--      $  200,000,000.00
2004-C1              $  100,000,000.00       $--           $--              $--            $--          $--      $  100,000,000.00
2005-C1              $  100,000,000.00       $--           $--              $--            $--          $--      $  100,000,000.00
                     -----------------       ---           ---              ---            ---          ---      -----------------
Total Class C        $  200,000,000.00       $--           $--              $--            $--          $--      $  200,000,000.00
2004-D1              $   10,000,000.00       $--           $--              $--            $--          $--      $   10,000,000.00
2005-D1              $   20,000,000.00       $--           $--              $--            $--          $--      $   20,000,000.00
2005-D2              $   25,000,000.00       $--           $--              $--            $--          $--      $   25,000,000.00
2006-D1              $   15,000,000.00       $--           $--              $--            $--          $--      $   15,000,000.00
                     -----------------       ---           ---              ---            ---          ---      -----------------
Total Class D        $   70,000,000.00       $--           $--              $--            $--          $--      $   70,000,000.00
                     -----------------       ---           ---              ---            ---          ---      -----------------
Total AdvantaSeries  $1,995,000,000.00       $--           $--              $--            $--          $--      $1,995,000,000.00
                     =================       ===           ===              ===            ===          ===      =================

                                        Advanta Bank Corp. as Servicer


                                        By: /s/ MICHAEL COCO
                                            ------------------------------------
                                            Advanta Bank Corp.
                                            as Servicer